TRADE AND ACCRUED PAYABLES	12 Months Ended
Dec. 31, 2019
TRADE AND ACCRUED PAYABLES [abstract]
Disclosure of trade and accrued payables
24.	TRADE AND ACCRUED PAYABLES
As at December 31, 2019 and 2018, substantially all the trade and accrued payables were aged within six months. The trade and accrued payables are non-interest-bearing.